Consolidated statement of financial position - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Non-current assets
Goodwill	$ 3,725.5	$ 3,835.4
Other intangible assets	4,331.2	5,383.0
Property, plant and equipment	75.4	93.7
Right-of-use assets	153.2	207.2
Long-term pension assets	17.1	18.2
Contract-related costs	31.9	35.7
Non-current tax receivable	48.0	0.0
Deferred tax asset	15.0	0.0
Other non-current assets	42.2	31.8
Total non-current assets	8,439.5	9,605.0
Current assets
Trade and other receivables	886.3	731.4
Contract-related costs	33.0	27.9
Current tax receivables	59.1	45.3
Cash and cash equivalents	558.4	737.2
Current assets before assets held for sale	1,536.8	1,541.8
Current assets classified as held for sale	370.3	0.0
Total current assets	1,907.1	1,541.8
Total assets	10,346.6	11,146.8
Current liabilities
Trade and other payables	513.0	503.5
Borrowings	24.3	21.4
Lease obligations	74.9	82.2
Provisions	65.7	49.7
Current tax liabilities	94.1	150.1
Derivative liability	35.7	0.0
Contract liabilities	984.6	981.4
Other current liabilities	0.2	0.0
Current liabilities Before liabilities held for sale	1,792.5	1,788.3
Current liabilities classified as held for sale	68.4	0.0
Total current liabilities	1,860.9	1,788.3
Non-current liabilities
Contract liabilities	131.8	117.2
Borrowings	4,524.1	4,618.9
Lease obligations	119.6	168.2
Derivative liability	0.0	77.9
Retirement benefit obligations	147.1	155.0
Provisions	19.8	22.5
Other non-current liabilities	31.3	39.9
Non-current tax liabilities	91.9	102.7
Deferred tax liabilities	599.1	841.1
Total non-current liabilities	5,664.7	6,143.4
Total liabilities	7,525.6	7,931.7
Net assets	2,821.0	3,215.1
Capital and reserves
Share capital	47.4	47.3
Share premium account	46.8	46.5
Merger reserve	1,659.1	1,767.4
Capital redemption reserve	2,485.0	2,485.0
Hedging reserve	(28.9)	(63.1)
Retained earnings	(1,120.4)	(741.3)
Foreign currency translation reserve	(268.0)	(326.7)
Total equity attributable to owners of the parent	2,821.0	3,215.1
Total equity	$ 2,821.0	$ 3,215.1